Income Taxes and Duties - Summary of Expected Benefit for DUC (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)
Disclosure Of Expected Benefit For DUC [abstract]
Expected expense		$ 43,432,712	$ 307,269,035	$ 127,436,912
Increase (decrease) resulting from:
Expected benefit contract		(4,948,542)	(5,797,144)
Duties from prior year		(26)	9,860
Non-cumulative profit		(1,130,442,995)	(593,158,584)	(514,780,219)
Non-deductible expenses		1,091,958,851	291,676,831	387,343,306
Production value		495,394,906	610,206,103	518,433,469
Deductible duties		(39,891,325)	(55,005,397)	(39,503,110)
Deferred DUC reserve				(48,689,612)
Deferred DUC expense		29,570,063	26,178,078
Deductions cap		(112,261,105)	(111,906,534)	(94,552,741)
DUC from prior years		(39)	14,883	2,095,429
Other			446,464	260,775
DUC-Profit-sharing duty expense	$ 19,782,889	$ 372,812,500	$ 469,933,595	$ 338,044,209